UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end:  December 31, 2014

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
 (unaudited)

Principal
Amount	Corporate Bonds (97.1%)	Value	(a)

	Advertising & Marketing (1.0%)
	Lamar Media Corp.
$1,650,000	5.875%, 02/01/22	$1,736,625

	Aerospace & Defense (0.4%)
	Alliant Techsystems, Inc.
700,000	5.250%, 10/01/21 144A	710,500

	Apparel & Textile Products (5.9%)
	Carter's Inc.
1,500,000	5.250%, 08/15/21	1,552,500

	Hanesbrands, Inc.
4,250,000	6.375%, 12/15/20	4,510,313

	Levi Strauss & Co.
2,900,000	7.625%, 05/15/20	3,016,000

	Wolverine World Wide, Inc.
900,000	6.125%, 10/15/20	960,750

		10,039,563

	Cable & Satellite (4.2%)
	CCO Holdings LLC
3,850,000	7.000%, 01/15/19	4,004,000
1,500,000	6.500%, 04/30/21	1,575,000

	Cequel Communications Holdings I, LLC
1,450,000	6.375%, 09/15/20 144A	1,527,938

		7,106,938

	Casinos & Gaming (0.8%)
	Churchill Downs, Inc.
1,300,000	5.375%, 12/15/21	1,316,250

	Communications Equipment (2.0%)
	CyrusOne LP
975,000	6.375%, 11/15/22	1,035,938

	ViaSat, Inc.
2,250,000	6.875%, 06/15/20	2,370,938

		3,406,876

	Consumer Products (1.2%)
	Prestige Brands, Inc.
1,850,000	8.125%, 02/01/20	1,984,125

	Consumer Services (10.3%)
	ADT Corp.
515,000	6.250%, 10/15/21	548,475

	Aramark Corp.
5,500,000	5.750%, 03/15/20	5,747,500

	Cimpress N.V.
1,540,000	7.000%, 04/01/22 144A	1,559,250

	Service Corp. International
3,650,000	4.500%, 11/15/20	3,704,750
1,750,000	5.375%, 01/15/22	1,828,750

	United Rentals, Inc.
1,000,000	7.375%, 05/15/20	1,080,625
2,000,000	8.375%, 09/15/20	2,150,600
900,000	8.250%, 02/01/21	972,000

		17,591,950

	Containers & Packaging (5.8%)
	Crown Holdings, Inc.
6,000,000	6.250%, 02/01/21	6,322,500

	Sealed Air Corp.
1,000,000	8.375%, 09/15/21 144A	1,125,000

	Silgan Holdings, Inc.
1,650,000	5.000%, 04/01/20	1,695,375
750,000	5.500%, 02/01/22	786,563

		9,929,438

	Electrical Equipment Manufacturing (0.3%)
	WESCO Distribution, Inc.
515,000	5.375%, 12/15/21	524,013

	Entertainment Content (1.4%)
	AMC Networks, Inc.
1,250,000	7.750%, 07/15/21	1,356,250

	WMG Acquisition Corp.
1,250,000	6.000%, 01/15/21 144A	1,275,000

		2,631,250

	Entertainment Resources (6.8%)
	AMC Entertainment
900,000	9.750%, 12/01/20	985,500
1,850,000	5.875%, 02/15/22	1,919,375

	Carmike Cinemas, Inc.
1,000,000	7.375%, 05/15/19	1,060,000

	Cinemark Holdings, Inc.
3,750,000	7.375%, 06/15/21	4,021,875

	Live Nation Entertainment, Inc.
2,100,000	7.000%, 09/01/20 144A	2,236,500

	Regal Entertainment
1,375,000	5.750%, 03/15/22	1,405,938

		11,629,188

	Food & Beverage (2.1%)
	H.J. Heinz Co.
2,750,000	4.250%, 10/15/20	2,821,500

	Pinnacle Foods, Inc.
750,000	4.875%, 05/01/21	755,625

		3,577,125

	Hardware (2.0%)
	CDW Corp.
2,500,000	8.500%, 04/01/19	2,606,250
1,000,000	6.000%, 08/15/22	1,073,450

		3,679,700

	Health Care Facilities & Services (11.5%)
	AmSurg Corp.
3,350,000	5.625%, 11/30/20	3,417,000
1,000,000	5.625%, 07/15/22	1,022,500

	Aviv Healthcare Properties LP
700,000	7.750%, 02/15/19	729,750
750,000	6.000%, 10/15/21	802,500

	Davita, Inc.
4,500,000	6.625%, 11/01/20	4,713,750

	HCA Holdings, Inc.
1,000,000	4.250%, 10/15/19	1,027,500
5,700,000	7.750%, 05/15/21	6,065,142

	HealthSouth Corp.
800,000	7.750%, 09/15/22	845,000

	IASIS Healthcare Corp.
1,000,000	8.375%, 05/15/19	1,040,000

		19,663,142

	Home Improvement (0.9%)
	ServiceMaster Co.
1,400,000	7.000%, 08/15/20	1,487,500

	Industrial Other (4.7%)
	HD Supply, Inc.
515,000	11.500%, 07/15/20	595,469
1,000,000	7.500%, 07/15/20	1,070,000

	SBA Telecommunications Corp.
2,475,000	5.750%, 07/15/20	2,601,844

	VWR Corp.
3,650,000	7.250%, 09/15/17	3,809,688

		8,077,001

	Internet Media (0.9%)
	VeriSign, Inc.
515,000	4.625%, 05/01/23	513,713
1,035,000	5.250%, 04/01/25 144A	1,055,700

		1,569,413

	Leisure Products Manuafacturing (1.7%)
	Jarden Corp.
2,800,000	6.125%, 11/15/22	2,922,500

	Medical Equipment & Devices Manufacturing (2.9%)
	Teleflex, Inc.
4,700,000	6.875%, 06/01/19	4,899,750

	Publishing & Broadcasting (7.2%)
	LIN Television Corp.
1,000,000	6.375%, 01/15/21	1,033,750

	Nielsen Holdings N.V.
2,500,000	4.500%, 10/01/20	2,543,750

	Sirius XM Radio, Inc.
1,350,000	4.250%, 05/15/20 144A	1,336,500
1,325,000	5.875%, 10/01/20 144A	1,381,313

	Starz, LLC
5,850,000	5.000%, 09/15/19	6,010,875

		12,306,188

	Real Estate Investment Trusts (9.1%)
	Corrections Corporation of America
2,200,000	4.125%, 04/01/20	2,213,750

	GEO Group, Inc.
2,000,000	6.625%, 02/15/21	2,120,000
1,750,000	5.875%, 01/15/22	1,846,250

	Iron Mountain, Inc.
296,000	8.375%, 08/15/21	308,210
1,525,000	6.000%, 08/15/23	1,605,063

	MPT Operating Partnership LP
4,000,000	6.875%, 05/01/21	4,305,000

	Omega Healthcare Investors, Inc.
650,000	6.750%, 10/15/22	686,563

	Ryman Hospitality Properties
1,000,000	5.000%, 04/15/21	1,022,500

	Sabra Health Care LP
1,300,000	5.500%, 02/01/21	1,386,125

		15,493,461

	Semiconductors (1.4%)
	NXP Semiconductors B.V.
2,300,000	5.750%, 02/15/21 144A	2,432,250

	Software & Services (2.9%)
	Activision Blizzard, Inc.
1,200,000	5.625%, 09/15/21 144A	1,278,000

	SunGard Data Systems, Inc.
1,850,000	7.375%, 11/15/18	1,924,000
1,625,000	7.625%, 11/15/20	1,718,438

		4,920,438

	Transportation & Logistics (0.3%)
	XPO Logistics, Inc.
700,000	7.875%, 09/01/19 144A	741,125

	Travel & Lodging (2.7%)
	Choice Hotels International, Inc.
750,000	5.750%, 07/01/22	813,750

	Hilton Worldwide Holdings, Inc.
3,550,000	5.625%, 10/15/21	3,736,375

		4,550,125

	Waste & Environment Services & Equipment (1.4%)
	Covanta Holding Corp.
1,500,000	7.250%, 12/01/20	1,593,750
750,000	6.375%, 10/01/22	802,500

		2,396,250

	Wireless Telecommunications Services (0.5%)
	Hughes Satellite Systems
750,000	6.500%, 06/15/19	813,750

	Wireline Telecommunications Services (4.8%)
	Equinix, Inc.
900,000	4.875%, 04/01/20		929,250
1,300,000	5.375%, 01/01/22		1,355,250

	GCI, Inc.
300,000	6.750%, 06/01/21		303,750
1,380,000	6.875%, 04/15/25 144A		1,390,350

	Level 3 Communications, Inc.
2,450,000	8.125%, 07/01/19		2,575,563
750,000	7.000%, 06/01/20		800,003
750,000	6.125%, 01/15/21		786,563

			8,140,729

	Total Investments (cost $165,368,357- note b)	97.1%	166,277,163
	Other assets less liabilities	2.9	4,916,322
	Net Assets	100.0%	$171,193,485

Percent of
Portfolio Distribution	Investments
Advertising & Marketing	1.0%
Aerospace & Defense	0.4
Apparel & Textile Products	6.0
Cable & Satellite	4.3
Casinos & Gaming	0.8
Communications Equipment	2.1
Consumer Products	1.2
Consumer Services	10.6
Containers & Packaging	6.0
Electrical Equipment Manufacturing	0.3
Entertainment Content	1.6
Entertainment Resources	7.0
Food & Beverage	2.2
Hardware	2.2
Health Care Facilities & Services	11.8
Home Improvement	0.9
Industrial Other	4.9
Internet Media	0.9
Leisure Products Manufacturing	1.8
Medical Equipment & Devices Manufacturing	2.9
Publishing & Broadcasting	7.4
Real Estate Investment Trusts	9.3
Semiconductors	1.5
Software & Services	3.0
Transportation & Logistics	0.4
Travel & Lodging	2.7
Waste & Environment Services & Equipment	1.4
Wireless Telecommunications Services	0.5
Wireline Telecommunications Services	4.9
100.0%

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $165,372,766 amounted to $904,397, which consisted of aggregate gross unrealized appreciation of $1,437,730 and aggregate gross unrealized depreciation of $533,333.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	166,277,163
Level 3 – Significant Unobservable Inputs	-
Total	$166,277,163
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

		Market
Shares	Common Stocks (96.0%)	Value	(a)

	Apparel & Textile Products (1.2%)
21,313	Carter's, Inc.	$1,970,813
37,039	Wolverine World Wide, Inc.	1,238,955
		3,209,768

	Cable & Satellite (3.5%)
10,321	Charter Communications, Inc.+	1,993,088
21,982	Comcast Corp.	1,241,324
65,610	DISH Network Corp.+	4,596,637
29,459	EchoStar Corp.+	1,523,619
		9,354,668

	Casinos & Gaming (1.0%)
23,973	Churchill Downs, Inc.	2,756,176

	Catalog & Television Based Retailer (1.6%)
150,322	Liberty Interactive Corp.+	4,387,899

	Communications Equipment (0.9%)
42,345	ViaSat, Inc.+	2,524,185

	Consumer Finance (1.7%)
65,220	Fidelity National Information Services, Inc.	4,438,873

	Consumer Products (1.4%)
89,964	Prestige Brands, Inc.	3,858,556

	Consumer Services (7.0%)
206,609	Aramark Corp.	6,535,043
397,160	Service Corp. International	10,346,018
21,521	United Rentals, Inc.+	1,961,854
		18,842,915

	Containers & Packaging (13.3%)
38,698	Ball Corp.	2,733,627
242,058	Berry Plastics Corp.+	8,760,079
142,521	Crown Holdings, Inc.+	7,698,984
389,964	Graphic Packaging International	5,670,077
48,229	MeadWestvaco Corp.	2,405,180
130,475	Sealed Air Corp.	5,944,441
40,598	Silgan Holdings, Inc.	2,359,962
		35,572,350

	Defense Primes (1.4%)
48,477	Orbital ATK, Inc.	3,714,793

	Entertainment Content (1.7%)
130,386	Lions Gate Entertainment Corp.	4,422,693

	Entertainment Resources (3.3%)
134,027	AMC Entertainment	4,756,618
67,423	Live Nation Entertainment, Inc.+	1,701,082
107,823	Regal Entertainment	2,462,677
		8,920,377

	Exploration & Production (1.4%)
104,593	Antero Resources Corp.+	3,694,225

	Factory Automation Equipment (2.3%)
108,716	Sensata Technologies+	6,245,734

	Food & Beverage (5.0%)
61,521	Constellation Brands, Inc.+	7,149,355
153,463	Pinnacle Foods, Inc.	6,262,825
		13,412,180

	Generic Pharmaceuticals (3.8%)
19,552	Actavis, Inc.+	5,819,066
71,883	Mylan NV+	4,266,256
		10,085,322

	Hardware (2.0%)
145,228	CDW Corp.		5,408,291

	Health Care Facilities & Services (6.8%)
124,905	AmSurg Corp.+		7,684,156
109,986	Envision Healthcare Corp.+		4,217,963
83,502	HCA Holdings, Inc.+		6,281,855
			18,183,974

	Home Improvement (0.8%)
64,375	ServiceMaster Co.		2,172,656

	Industrial Other (2.9%)
157,936	HD Supply, Inc.+		4,920,496
105,469	VWR Corp.+		2,741,139
			7,661,635

	IT Services (1.0%)
96,706	Zayo Group Holdings, Inc.+		2,703,900

	Leisure Products Manufacturing (1.6%)
81,902	Jarden Corp.+		4,332,616

	Lodging (1.4%)
44,550	Starwood Hotels & Resorts Worldwide, Inc.		3,719,925

	Medical Equipment & Devices Manufacturing (0.7%)
15,761	Teleflex, Inc.		1,904,402

	Packaged Food (3.5%)
22,601	J.M. Smucker Co.		2,615,614
28,132	Kraft Foods Group, Inc.		2,450,719
35,685	Treehouse Foods, Inc.+		3,033,939
31,677	WhiteWave Foods Co.+		1,404,558
			9,504,830

	Publishing & Broadcasting (6.8%)
17,063	Liberty Media Corp. Class A+		657,779
165,004	Liberty Media Corp. Class C+		6,303,153
145,533	Nielsen Holdings N.V.		6,486,406
142,693	Starz, LLC+		4,910,066
			18,357,404

	Real Estate Investment Trusts (2.5%)
47,937	GEO Group, Inc.		2,096,764
65,781	Host Hotels & Resorts, Inc.		1,327,461
54,935	Ryman Hospitality Properties		3,346,091
			6,770,316

	Real Estate Services (1.0%)
70,903	CBRE Group, Inc.+		2,744,655

	Semiconductor Devices (2.0%)
20,423	Avago Technologies Ltd.		2,593,313
186,863	Cypress Semiconductor Corp.		2,636,637
			5,229,950

	Semiconductors (3.1%)
83,360	NXP Semiconductors N.V.+		8,366,010

	Software & Services (1.5%)
170,993	Activision Blizzard, Inc.		3,885,816

	Specialty Pharmaceuticals (1.0%)
12,825	Valeant Pharmaceuticals International, Inc.+		2,547,302

	Sporting Goods (1.8%)
112,597	Vista Outdoor, Inc.+		4,821,404

	Telecommunication Carriers (2.7%)
113,331	Intelsat S.A.+		1,359,972
109,797	Level 3 Communications, Inc.+		5,911,470
			7,271,442

	Travel & Lodging (2.4%)
220,577	Hilton Worldwide Holdings, Inc.+		6,533,491

	Total Investments (cost $206,786,290 - note b)	96.0%	257,560,733
	Other assets less liabilities	4.0	10,726,664
	Net Assets	100.0%	$268,287,397

	+ Non-income producing security.

Percent of
Portfolio Distribution	Investments
Apparel & Textile Products	1.3%
Cable & Satellite	3.6
Casinos & Gaming	1.1
Catalog & Television Based Retailer	1.7
Communications Equipment	1.0
Consumer Finance	1.7
Consumer Products	1.5
Consumer Services	7.3
Containers & Packaging	13.8
Defense Primes	1.4
Entertainment Content	1.7
Entertainment Resources	3.5
Exploration & Production	1.4
Factory Automation Equipment	2.4
Food & Beverage	5.2
Generic Pharmaceuticals	3.9
Hardware	2.1
Health Care Facilities & Services	7.1
Home Improvement	0.8
Industrial Other	3.0
IT Services	1.1
Leisure Products Manufacturing	1.7
Lodging	1.5
Medical Equipment & Devices Manufacturing	0.7
Packaged Food	3.7
Publishing & Broadcasting	7.1
Real Estate Investment Trusts	2.6
Real Estate Services	1.1
Semiconductor Devices	2.0
Semiconductors	3.3
Software & Services	1.5
Specialty Pharmaceuticals	1.0
Sporting Goods	1.9
Telecommunication Carriers	2.8
Travel & Lodging	2.5
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $206,982,703 amounted to $50,578,030, which consisted of aggregate gross unrealized appreciation of $53,628,923 and aggregate gross unrealized depreciation of $3,050,893.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$257,560,733
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$257,560,733
+See schedule of investments for a detailed listing of securities.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
May 19, 2015

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 19, 2015